FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Mar. 31, 2026
Financial Instruments And Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 22. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company’s financial instruments recognized in the Company’s consolidated statements of financial position consist of the following:

Fair value estimates are made at a specific point in time, based on relevant market information and information about financial instruments. These estimates are subject to and involve uncertainties and matters of significant judgment; and therefore, these estimates cannot be determined with precision. Changes in assumptions could significantly affect these estimates.

The following table summarizes the Company’s financial instruments as of March 31, 2026 and 2025 (in thousands):

	March 31,
	2026			2025
	Amortized Cost	FVTOCI	FVTPL	Amortized Cost	FVTOCI	FVTPL
Financial assets
Cash and cash equivalents	$686	$—	$—	$1,670	$—	$—
Stablecoin	$21	$—	$—	$—	$—	$—
Prepaid expenses and other current assets	$1,984	$—	$—	$555	$—	$—

	March 31,
	2026		2025
	Amortized Cost	FVTPL	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$4,146	$—	$1,100	$—
TON payable to settle put rights exercised	$—	$1,425	$—	$—
Put right liability	$—	$7,105	$—	$—
Warrant liability	$—	$192	$—	$1,952
Lease liability - current and noncurrent	$—	$138	$—	$—

*FVTOCI refers to financial assets and liabilities with changes in fair value recognized within other comprehensive income.

**FVTPL refers to financial assets and liabilities with changes in fair value recognized within the statement of operations.

A summary of the Company’s risk exposures as it relates to financial instruments are reflected below.

Fair value of Financial Instruments

The Company’s financial assets and liabilities are comprised of cash and cash equivalents, receivables and investments in equities and private entities, current digital assets at fair value, stablecoins, accounts payable and accrued liabilities, lease liability, and warrant liability.

The Company classifies the fair value of these transactions according to the following fair value hierarchy based on the amount of observable inputs used to value the instrument:

·	Level 1 – Values are based on unadjusted quoted prices available in active markets for identical assets or liabilities as of the reporting date.

·	Level 2 – Values are based on inputs, including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the marketplace. Prices in Level 2 are either directly or indirectly observable as of the reporting date.

·	Level 3 – Values are based on prices or valuation techniques that are not based on observable market data. Investments are classified as Level 3 financial instrument.

Assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement within the fair value hierarchy.

Management has assessed that the fair values of cash and cash equivalents, other receivables and accounts payable approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following methods and assumptions were used to estimate their fair values:

Investment in Compedica: The fair value of the investment used by management is based on multiples analysis of publicly traded comparable companies as the Company is pre-revenue, along with Compedica’s holdings in the Company’s ordinary shares (Level 3 inputs) (see Note 10, “Investment in Compedica”).

Put Option Liability: The fair value is estimated using a Black-Scholes model and in certain cases, a Monte Carlo simulation (Level 3) (see Note 12, “Put Right Liability and TON Payable”).

TON Payable: The fair value corresponds to the valuation of the TON owed to the respective investors based on the Level 3 inputs denoted above (see Note 12, “Put Right Liability and TON Payable”).

Warrant Liability: The Series B Warrants, the Series C Warrants and the 2023 and 2026 Placement Agent Warrants include the obligation, in the event of a Fundamental Transaction, as defined in the Series B Warrants, the Series C Warrants and the 2023 and 2026 Placement Agent Warrants, for the Company or the successor entity to purchase the warrants from the holder at the discretion of the holder and at the Black-Scholes value, as defined in the warrant agreements. As a result, management concluded that, in line with IFRS 9 and paragraphs16A and 16B of IAS 32, such warrants will be accounted for as financial liabilities on the consolidated statement of financial position with the changes in fair value recognized in the consolidated statement of operations and other comprehensive loss. See Note 11, “Warrant Liability” for further discussion.

The fair value is estimated using a Black-Scholes model and in certain cases, a Monte Carlo simulation (Level 3) (see Note 11, “Warrant Liability”).

The following tables present the Company’s assets, including digital assets accounted for in accordance with IAS 38 “Intangible Assets” (Level 1 and Level 3) (see Note 7, “Digital Assets”), and financial liabilities that are measured at fair value (in thousands):

	March 31,
	2026			2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial and digital assets
Digital assets at fair value, TON liquid	$126	$—	$—	$—	$—	$—
Digital assets at fair value, TON locked	$—	$—	$2,366	$—	$—	$—

	March 31,
	2026			2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial liabilities
TON payable to settle put rights exercised	$—	$—	$1,425	$—	$—	$—
Put right liability	$—	$—	$7,105	$—	$—	$—
Warrant liability	$—	$—	$192	$—	$—	$1,952

Credit Risk, Liquidity Risk, Digital Asset Risk, and Foreign Currency Risk

Our financial instruments are exposed to certain financial risks: Credit Risk, Liquidity Risk, Digital Asset Risk, and Foreign Currency Risk.

Credit Risk

Credit risk is the risk of loss associated with a counterparty’s inability to fulfill its payment obligations. The credit risk is attributable to various financial instruments, as noted below. The credit risk is limited to the carrying value as reflected in the Company’s consolidated statements of financial position.

Cash and cash equivalents: Cash and cash equivalents comprise cash on hand and amounts invested in underlying treasury and money market funds that are readily convertible to a known amount of cash with three months or less from date of acquisition and are subject to an insignificant risk of change in value. As of March 31, 2026 and 2025, cash equivalents was comprised of a money market account with maturities less than 90 days from the date of purchase. Cash and cash equivalents are held with major international financial institutions and therefore the risk of loss is minimal.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in satisfying financial obligations as they become due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions without incurring unacceptable losses or risking harm to the Company’s reputation. The Company holds sufficient cash and cash equivalents to satisfy current obligations under accounts payable and accruals. The Company monitors its liquidity position regularly to assess whether it has the funds necessary to meet its operating needs and needs for investing in new projects.

Digital Asset Risk

The Company is subject to various risks including market risk, liquidity risk and other risks related to its concentration in TON and other digital assets. Investing in digital assets is currently highly speculative and volatile.

The price of our digital assets has been, and will likely continue to be, highly volatile. Our financial results and the market price of our common stock could be materially adversely affected if the price of our digital assets decreases substantially, as it has in the past, including as a result of shifts in market sentiment, speculative trading, macroeconomic trends, technology-related disruptions and regulatory announcements.

Our historical financial statements do not reflect the potential variability in earnings that we may experience in the future from holding or selling digital assets. Accordingly, volatility in our earnings may be significantly more than what we experienced in prior periods, and it may be difficult to evaluate the Company’s business and future prospects. We also may need to perform an analysis each quarter to identify whether events or changes in circumstances indicate that our digital assets are impaired.

The Company will face risks relating to the custody of its digital assets. Cybersecurity threats, including hacking, phishing and other malicious attacks, could result in the loss, theft or misappropriation of our digital assets. If we or our third-party service providers experience a security breach or cyberattack and unauthorized parties obtain access to our private keys, or if our private keys are lost or destroyed, or other similar circumstances or events occur, we may lose some or all of our digital assets and our financial condition and results of operations could be materially adversely affected.

There is a risk that some or all of the Company’s digital assets could be lost or stolen. There can be no assurance that our custodians will maintain adequate insurance or that such coverage will cover any losses with respect to the Company’s digital assets. Further, transactions in digital assets are irrevocable. Stolen or incorrectly transferred digital assets may be irretrievable. As a result, any incorrectly executed transactions of the Company’s digital assets could adversely affect an investment in the Company’s common stock.

The Company’s shareholders have no specific rights to any specific digital assets. In the event of the insolvency of the Company, its assets may be inadequate to satisfy a claim by its shareholders.

The SEC has stated that certain digital assets may be considered securities under federal securities laws. The test for determining whether a particular digital asset is a security is complex and difficult to apply, and the outcome is difficult to predict. Future developments could change the legal status of digital assets we hold. If our digital assets are determined to be securities under federal or state securities laws or in a proceeding in a court of law, or otherwise, it may have material adverse consequences for our digital assets, making them more difficult to be traded, cleared or custodied compared to other digital assets that are not considered securities. In addition, if our digital assets are considered securities, the Company could be considered an unregistered investment company under the Investment Company Act of 1940, which could necessitate the Company’s liquidation. If the Company is required to comply with additional regulatory obligations, it could result in a significant increase in operating expenses and make it difficult to continue our current operations, which would materially and adversely affect our business, financial condition and results of operations.

As a company at an early stage of development and without significant internally generated cash flows, there are inherent liquidity risks, including the possibility that additional financing may not be available to the Company. The current uncertainty in global capital markets could have an impact on the Company’s future ability to access capital on terms that are acceptable to the Company. There can be no assurance that required financing will be available to the Company. See Note 17, “Capital Stock and Reserves,” for a discussion of the Company’s share offering and current funding levels.

Foreign Currency Risk

While the Company operates in various jurisdictions, substantially all of the Company’s transactions are denominated in the U.S. Dollar.